Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and cash equivalents	$ 11,541	$ 12,701	$ 39,164
Corporate owned life insurance	11,822	11,509
Other assets	2,436	2,728
Total assets	438,018	405,124
Liabilities and Stockholders’ Equity
Subordinated debentures	4,124	4,124
Stockholders’ equity	42,641	41,496	40,390
Total liabilities and stockholders’ equity	438,018	405,124
Parent Company
Assets
Cash and cash equivalents	4,644	3,455	$ 2,608
Investment in the Bank	39,141	39,412
Corporate owned life insurance	7	0
Other assets	2,973	2,814
Total assets	46,765	45,681
Liabilities and Stockholders’ Equity
Subordinated debentures	4,124	4,124
Other liabilities	0	61
Stockholders’ equity	42,641	41,496
Total liabilities and stockholders’ equity	$ 46,765	$ 45,681